Loans, Financings and Debentures - Consolidated Totals of Funds Raised (Parenthetical) (Detail) - BRL (R$) R$ in Millions			1 Months Ended			12 Months Ended
	May 07, 2019	Dec. 14, 2017	Aug. 31, 2018	Jul. 31, 2018	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings amount						R$ 14,772	R$ 14,398
Taxes with no cash effect						10	10
Eurobonds						2,990	R$ 4,812
Principal maturity	April 15, 2022 to April 15, 2025
Non-convertible debentures amortisation period		36 months
Debt in Brazilian currency [member]
Disclosure of detailed information about borrowings [line items]
Eurobonds						R$ 1,042
Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Eurobonds								R$ 5,737
Non-convertible debentures maturity period						18 months
Annual remuneration percentage						1.75%
Debentures amortisation period						12 months
Debt in Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Eurobonds						R$ 1,948
Gasmig [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Debenture maturity period			5 years
Annual remuneration percentage			1.50%
Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity						2024
Eurobonds [member] | Debt in Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity						2021	2021
Eurobonds [member] | Debt in Foreign Currency [member] | Fixed rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings amount				R$ 500
Eurobonds				R$ 1,946		R$ 1,946	R$ 3,252
Annual financing cost				9.25%		9.25%	9.25%
Principal maturity				2024		2024	2024
Cemig Telecom [member]
Disclosure of detailed information about borrowings [line items]
Non-convertible debentures maturity period		4 years 6 months
Annual remuneration percentage		146.50%
Cemig Telecom [member] | Debt in Brazilian currency [member] | Floating rates [member]
Disclosure of detailed information about borrowings [line items]
Promissory note maturity period					18 months
Annual remuneration percentage					151.00%